Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value [Abstract]
Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$8,644	$-	$-	$8,644
Stable coins	22	-	$-	22
Digital assets	15,186,721	-	-	15,186,721
Financial assets measured at fair value	-	1,870,492	-	1,870,492
	$15,195,387	$1,870,492	$-	$17,065,879
Liabilities
Embedded derivative liabilities (included in convertible debentures)	$-	$(8,738,680)	$-	$(8,738,680)
Obligation to deliver digital assets	(5,183,110)	-	-	(5,183,110)
	$(5,183,110)	$(8,738,680)	$-	$(13,921,790)
	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$2,423	$-	$-	$2,423
	$2,423	$-	$-	$2,423
Liabilities
Embedded derivative liabilities	$-	$(558,000)	$-	$(558,000)
Warrant liabilities	(83,954)	(39,234)	-	(123,188)
	$(83,954)	$(597,234)	$-	$(681,188)